Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
12.	Leases

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2024, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	December 31,	December 31,
	2024	2024
	RMB	US$
ASSETS
Operating lease right-of-use assets	7,204	987
Less: impairment	(7,204)	(987)
Operating lease right-of-use assets, net	—	—
LIABILITIES
Short-term operating lease liabilities	(3,378)	(463)
Long-term operating lease liabilities	(3,362)	(461)

The lease expenses for the years ended December 31, 2022, 2023 and 2024 were RMB16,677, RMB25,139 and RMB6,539, respectively, which were included in the cost of revenues for auto venue rental and operating expenses. Cash paid for long-term operating lease were RMB5,569, RMB4,498 and RMB5,035 in the years ended December 31, 2022, 2023 and 2024. Impairment loss of operating lease right-of-use assets were RMB3,017, RMB1,515 and RMB3,509 for the years ended December 31, 2022, 2023 and 2024.

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2024 is as follows:

	December 31,	December 31,
	2024	2024
	RMB	US$
2025	3,649	500
2026	3,427	469
2027	—	—
2028	—	—
2029	—	—
Total lease payments	7,076	969
Less: imputed interest	(336)	(45)
Total	6,740	924
Current portion	(3,378)	(463)
Non-current portion	(3,362)	(461)

As of December 31, 2024, the Group’s weighted-average remaining lease term was 2.17 years, and weighted-average discount rate was 4.75%.

As of December 31, 2024, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.